Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

The Company’s management has evaluated subsequent events up to December 13, 2019 the date the condensed interim financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent event:

Equity Line of Credit

On October 24, 2019, the Company entered into an equity purchase agreement (the “Purchase Agreement”) with SBI and Oasis Capital, LLC, a Puerto Rico limited liability company (“Oasis” and together with SBI, the “Investors”, and each, an “Investor”), pursuant to which the Investors agreed to, in the aggregate between the Investors, purchase from the Company up to Ten Million Dollars ($10,000,000.00)(the “Maximum Commitment Amount”) of the Common Stock. Under the terms of the Purchase Agreement, the Company shall have the right, but not the obligation, to direct an Investor, by its delivery to the Investor of a put notice (the “Put Notice”) from time to time beginning on the execution date of the Purchase Agreement and ending on the earlier to occur of: (i) the date on which the Investors shall have purchased Put Shares equal to the Maximum Commitment Amount, (ii) October 24, 2021, or (iii) written notice of termination by the Company to the Investors (together, the “Commitment Period”), to purchase Put Shares.

Notwithstanding any other terms of the Purchase Agreement, in each instance, (i) the amount that is the subject of a Put Notice (the “Investment Amount”) is not more than the Maximum Put Amount (as defined below), (ii) the aggregate Investment Amount of all Put Notices shall not exceed the Maximum Commitment Amount and (iii) the Company cannot deliver consecutive Put Notices and/or consummate closings to the same Investor, meaning for the avoidance of doubt, that Put Notices delivered by the Company must alternate between Oasis and SBI. “Maximum Put Amount” means the lesser of (i) such amount that equals two hundred fifty percent (250%) of the average daily trading volume of the Common Stock and (ii) One Million Dollars ($1,000,000.00). The price paid for each share of Common Stock (the “Purchase Price”) subject to a Put Notice (each, a “Put Share”) shall be 85% of the Market Price (as defined below) on the date upon which the Purchase Price is calculated in accordance with the terms and conditions of the Purchase Agreement. “Market Price” means the one (1) lowest traded price of the Common Stock on the principal market for any trading day during the Valuation Period (as defined below), as reported by Bloomberg Finance L.P. or other reputable source. “Valuation Period” means the period of five (5) consecutive trading days immediately following the Clearing Date (as defined below) associated with the applicable Put Notice during which the Purchase Price of the Common Stock is valued, provided, however, that the Valuation Period shall instead begin on the Clearing Date if the respective Put Shares are received as DWAC Shares in the applicable Investor’s brokerage account prior to 11:00 a.m. EST on the respective Clearing Date. “Clearing Date” means the date on which an Investor receives the Put Shares as DWAC Shares in its brokerage account.

Concurrently with the execution of the Purchase Agreement, the Company, SBI and Oasis entered into a Registration Rights Agreement, dated as of October 24, 2019 (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company shall by December 8, 2019, file with the SEC an initial registration statement on Form S-1 covering the maximum number of Registrable Securities (as defined below) as shall be permitted to be included in accordance with applicable SEC rules, regulations and interpretations so as to permit the resale of such Registrable Securities by the Investors, including but not limited to under Rule 415 under the Securities Act at then prevailing market prices (and not fixed prices), as mutually determined by both the Company and the Investors in consultation with their respective legal counsel. “Registrable Securities” means all of the Put Shares which have been, or which may, from time to time be issued, including without limitation all of the shares of Common Stock which have been issued or will be issued to an Investor under the Purchase Agreement (without regard to any limitation or restriction on purchases), and any and all shares of capital stock issued or issuable with respect to Put Shares (as such terms are defined in the Purchase Agreement) issued or issuable to an Investor, and shares of Common Stock issued to an Investor with respect to the Put Shares and the Purchase Agreement as a result of any stock split, stock dividend, recapitalization, exchange or similar event or otherwise, without regard to any limitation on purchases under the Purchase Agreement.

As compensation for the commitments made under the Purchase Agreement, the Company paid to the Investors a commitment fee equal to four percent (4%) of the Maximum Commitment Amount (the “Commitment Fee”). The Commitment Fee was paid by the Company by issuing to the Investors 28,752 shares of the Company’s Series B Preferred Stock.

NOTE 11 - Subsequent Events

On January 9, 2019, Capital Park Opportunities Fund LP, which we refer to as “Capital Park Opportunities Fund,” acquired (i) from SBI Investments LLC, 2014-1, a statutory series of Delaware limited liability corporation (“SBI”) and Old Main Capital, LLC, a Florida series limited liability corporation (“Old Main,” together with SBI, the “Selling Shareholders”) 335,183 shares of the Company’s common stock owned by the Selling Shareholders and (ii) from Stewart Garner 1,000 shares of the Company’s Series A Preferred Stock, collectively representing 84.4% of the voting power of the Company’s voting stock. Capital Park Opportunities Fund is managed by Eric Blue, our Chairman, Chief Executive Officer (“CEO”) and Chief Investment Officer (“CIO”).

Also, on January 9, 2019, the Board of Directors of the Company (the “Board”) and a stockholder holding a majority of our voting power took action by written consent to approve the following actions:

●	Approve an amendment to our amended and restated articles of incorporation (the “Restated Articles”) to decrease our authorized capital stock from 500,000,000 shares to 30,000,000 shares, of which 25,000,000 shares will be Common Stock (the “Common Stock”), 22,500,000 shares of the Common Stock will be designated Class A common stock (the “Class A Common Stock”), 2,500,000 shares of the Common Stock will be designated Class B common stock (the “Class B Common Stock”) and 5,000,000 shares will be designated preferred stock, of which, 1,000 shares have been previously designated by the Board as Series A Preferred Stock and 96,428 shares have been designated by the Board as Series B Preferred Stock.
●	Approve an amendment to the Restated Articles to affect the re-classification of our Common Stock into two separate classes, consisting of Class A Common Stock and Class B Common Stock.
●	Approve an amendment to the Restated Articles to effect a reverse stock split of the outstanding shares of our Common Stock at the ratio of 1-for-7.
●	Approve an amendment to the Restated Articles to classify the Board into directors elected by holders of the Class A Common Stock and of any other class or series of voting stock (including the Class B Common Stock and the preferred stock) and directors elected by holders of the Class B Common Stock.
●	Approve the reincorporation of the Company from the State of Nevada to the State of Delaware and changing the Company’s name from Lifelogger Technologies Corp. to Capital Park Holdings Corp. (the “Conversion”).

Also, on January 9, 2019, the Company entered into a Note Conversion Agreement (the “Conversion Agreement”) with SBI and Old Main. Pursuant to the Conversion Agreement, SBI converted $916,666.67 of principal and accrued interest owed to SBI by the Company pursuant to a promissory note into 54,000 shares (the “SBI Conversion Shares”) of the Company’s Series B Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”), in full satisfaction of such obligation. Pursuant to the Conversion Agreement, Old Main converted $733,333.33 of principal and accrued interest owed to Old Main by the Company pursuant to a promissory note into 42,429 shares (the “Old Main Conversion Shares”) of the Company’s Series B Preferred Stock in full satisfaction of such obligation. The SBI Conversion Shares and the Old Main Conversion Shares represent 100% of the Company’s outstanding shares of Series B Preferred Stock and until such time as a share of Series B Preferred Stock is converted into a share of common stock shall represent a class of non-voting securities. The issuance of the SBI Conversion Shares and the Old Main Conversion Shares will not result in a change of control of the Company.

The issuance of the SBI Conversion Shares to SBI, who is an accredited investor, and the issuance of the Old Main Conversion Shares to Old Main, who is an accredited investor, were each exempt from registration under the Securities Act of 1933, as amended, in reliance on exemptions provided by Sections 3(a)(9) and 4(a)(2) of the Securities Act of 1933, as amended.

Concurrently with the execution of the Conversion Agreement, SBI, Old Main and Capital Park Opportunities Fund entered into a Voting and First Refusal Agreement, dated as of January 9, 2019 (the “Voting Agreement”), with the Company. Pursuant to the Voting Agreement, SBI and Old Main, as holders of shares of Series B Preferred Stock, have each agreed, among other things, to (a) vote to ensure that the size of the Company’s Board be set at, and remain at, five (5) directors and (b) vote in favor of certain director nominees, on the terms and subject to the conditions set forth in the Voting Agreement. In addition, the Voting Agreement provides that the Company will have a right of first refusal to acquire any shares of Series B Preferred Stock held by SBI and Old Main in connection with any transfer of such shares, on the terms and subject to the conditions set forth in the Voting Agreement.

Concurrently with the closing of the purchase of the Shares on January 9, 2019: (a) Eric Blue, 39, was appointed as a member of the Company’s Board to hold office until the next annual meeting of shareholders and until his successor is duly elected and qualified or until his resignation or removal, (b) Stewart Garner resigned as the Company’s Chief Executive Officer, Chief Financial Officer and Director, and (c) Eric Blue was appointed as the Company’s Chairman of the Board, CEO and CIO.

On March 13, 2019, the Board appointed Mike Kubic of The CFO Suite, LLC to be the Interim Chief Financial Officer of the Company.